Economic Activity - Disclosure of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination for Dentegra Seguros Dentales, S.A. (Detail) - Dentegra Seguros Dentales, S.A. [Member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2023	Jul. 24, 2023	Feb. 01, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents			S/ 4,310
Other accounts receivables			1,868
Other investments	S/ 93,421		65,605
Intangible assets			3,411
Property, furniture and equipment			358
Deferred tax assets			1,484
Trade accounts payable and other accounts payable			(30,417)
Insurance contract liabilities			(2,299)
Total identifiable net assets acquired		S/ 44,320	S/ 44,320